Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Schedule of Total Revenue by Region
The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Europe, Middle East, Africa	Americas	Asia	Total
	(in thousands)
Year ended December 31, 2015
Total revenue
Sales to external customers	$3,635	$3,954	$24,943	$32,532
Year ended December 31, 2016
Total revenue
Sales to external customers	$5,593	$6,669	$33,317	$45,579
Year ended December 31, 2017
Total revenue
Sales to external customers	$5,641	$10,045	$32,577	$48,263